Business Combinations - Analysis of cash flows (Details) kr in Thousands	12 Months Ended
Dec. 31, 2020 SEK (kr)
Genkyotex SA
Disclosure of detailed information about business combination [line items]
Purchase price paid in cash	kr (204,867)
Cash equivalents in the acquire company	32,265
Acquisition cost	(8,118)
Acquisition by tender offer of noncontrolling interest
Disclosure of detailed information about business combination [line items]
Acquisition cost	kr (7,020)